NOTE 2- Significant accounting policies: p. Operating Segment (Policies)	12 Months Ended
Dec. 31, 2024
Policies
p. Operating Segment:

p.Operating Segment:

An operating segment is a component of the Company that meets the following three criteria:

1.is engaged in business activities from which it may earn revenues and incur expenses;

2.Whose operating results are regularly reviewed by the Company's chief operating decision maker to make decisions about allocated resources to the segment and assess its performance; and

3.For which separate financial information is available.

Segment revenue and segment costs include items that are attributable to the relevant segments and items that can be allocated to segments. Items that cannot be allocated to segments include the Company's financial income and expenses and income tax.

The Company's chief operating decision maker is the chief executive officer.

See note 26 regarding geographical and segmental information.